Note 7 Changes in gross accounting balances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 349,037	€ 344,072
Profit (loss) from discontinued operations	0	280	€ (1,729)
Gross carrying amount loans and advances at amortized cost	389,745	349,037	344,072
Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	349,037	344,072	412,711
Transfers of financial assets	0	0	0
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	0	0	0
Transfers from stage 3	0	0	0
Net annual origination of financial assets	40,522	14,364	15,395
Becoming write offs	(2,530)	(3,237)	(2,949)
Net foreign exchange loss	2,004	(8,172)	(24,970)
Increase (decrease) through other movements, financial assets	140	2,018	1,134
Other impairment losses	573	(8)	(204)
Profit (loss) from discontinued operations			(57,045)
Gross carrying amount loans and advances at amortized cost	389,745	349,037	344,072
Stage 1 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	300,167	298,793	363,234
Transfers of financial assets	(5,041)	(10,785)	(11,935)
Transfers from stage 1 to stage 2	(12,726)	(14,482)	(15,843)
Transfers from stage 2 to stage 1	8,537	4,905	5,107
Transfers to stage 3	(1,941)	(1,772)	(1,701)
Transfers from stage 3	1,089	564	502
Net annual origination of financial assets	44,465	17,876	16,119
Becoming write offs	(63)	(74)	(3)
Net foreign exchange loss	2,447	(6,054)	(21,472)
Increase (decrease) through other movements, financial assets	(2)	187	(204)
Other impairment losses	643	224	(283)
Profit (loss) from discontinued operations			(46,664)
Gross carrying amount loans and advances at amortized cost	342,616	300,167	298,793
Stage 2 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	34,213	30,601	33,518
Transfers of financial assets	3,914	8,640	8,807
Transfers from stage 1 to stage 2	12,726	14,482	15,843
Transfers from stage 2 to stage 1	(8,537)	(4,905)	(5,107)
Transfers to stage 3	(1,831)	(1,945)	(2,659)
Transfers from stage 3	1,556	1,009	729
Net annual origination of financial assets	(4,201)	(4,729)	(827)
Becoming write offs	(35)	(68)	(2)
Net foreign exchange loss	18	(1,902)	(2,342)
Increase (decrease) through other movements, financial assets	29	1,642	827
Other impairment losses	(301)	29	(190)
Profit (loss) from discontinued operations			(9,190)
Gross carrying amount loans and advances at amortized cost	33,636	34,213	30,601
Stage 3 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	14,657	14,678	15,959
Transfers of financial assets	1,128	2,145	3,128
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	3,773	3,717	4,359
Transfers from stage 3	(2,645)	(1,573)	(1,231)
Net annual origination of financial assets	258	1,217	102
Becoming write offs	(2,432)	(3,095)	(2,944)
Net foreign exchange loss	(461)	(216)	(1,157)
Increase (decrease) through other movements, financial assets	113	189	511
Other impairment losses	231	(261)	270
Profit (loss) from discontinued operations			(1,192)
Gross carrying amount loans and advances at amortized cost	€ 13,493	€ 14,657	€ 14,678